UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: May 31, 2018

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
May 31, 2018
MFS®  Diversified Income Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 41.5%
Aerospace – 0.6%
Boeing Co.	32,995	$ 11,619,519
Lockheed Martin Corp.	30,807	9,690,034
		$ 21,309,553
Airlines – 0.3%
Air Canada (a)	609,600	$ 10,799,408
Automotive – 0.6%
General Motors Co.	134,921	$ 5,761,127
Magna International, Inc.	265,014	16,993,108
		$ 22,754,235
Biotechnology – 0.2%
Biogen, Inc. (a)	24,501	$ 7,202,314
Broadcasting – 0.1%
Publicis Groupe	57,568	$ 4,007,034
Brokerage & Asset Managers – 0.1%
Apollo Global Management LLC, “A”	113,293	$ 3,548,337
Business Services – 1.0%
DXC Technology Co.	162,118	$ 14,932,689
Equinix, Inc., REIT	54,172	21,498,158
		$ 36,430,847
Chemicals – 0.1%
CF Industries Holdings, Inc.	61,799	$ 2,542,411
LyondellBasell Industries N.V., “A”	27,290	3,059,755
		$ 5,602,166
Computer Software - Systems – 0.3%
Hitachi Ltd.	1,778,000	$ 12,953,439
Construction – 0.1%
Persimmon PLC	103,531	$ 3,897,651
Consumer Products – 0.4%
Kimberly-Clark Corp.	109,287	$ 11,021,594
Procter & Gamble Co.	70,672	5,171,070
		$ 16,192,664
Electrical Equipment – 0.6%
Schneider Electric S.A.	243,930	$ 21,039,574
Electronics – 1.1%
Intel Corp.	163,553	$ 9,028,125
Samsung Electronics Co. Ltd.	131,587	6,176,834
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	610,011	23,607,426
		$ 38,812,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.1%
Frontera Energy Corp. (a)	36,341	$ 1,064,719
Marathon Petroleum Corp.	271,504	21,456,961
Phillips 66	146,475	17,062,873
		$ 39,584,553
Energy - Integrated – 0.9%
BP PLC	857,582	$ 6,569,973
China Petroleum & Chemical Corp.	6,112,000	5,977,030
Exxon Mobil Corp.	81,741	6,640,639
Galp Energia SGPS S.A.	383,584	7,127,777
LUKOIL PJSC, ADR	118,634	7,917,633
		$ 34,233,052
Engineering - Construction – 0.2%
Bouygues	125,304	$ 5,792,082
Food & Beverages – 0.7%
General Mills, Inc.	101,526	$ 4,293,534
Marine Harvest A.S.A.	539,453	10,792,093
Nestle S.A.	22,927	1,730,225
Tyson Foods, Inc., “A”	157,606	10,633,677
		$ 27,449,529
Food & Drug Stores – 0.2%
Wesfarmers Ltd.	184,207	$ 6,329,562
Gaming & Lodging – 0.2%
Sands China Ltd.	1,125,600	$ 6,696,086
Insurance – 1.4%
Aegon N.V.	304,742	$ 1,897,433
AXA	280,533	6,993,685
Manulife Financial Corp.	374,795	7,070,404
MetLife, Inc.	187,956	8,644,096
Prudential Financial, Inc.	71,497	6,923,770
Zurich Insurance Group AG	67,146	19,906,718
		$ 51,436,106
Machinery & Tools – 0.3%
Eaton Corp. PLC	122,007	$ 9,343,296
Major Banks – 0.8%
BNP Paribas (l)	88,913	$ 5,515,255
China Construction Bank	15,147,000	15,256,468
Royal Bank of Canada	98,131	7,417,722
		$ 28,189,445
Medical & Health Technology & Services – 0.5%
McKesson Corp.	103,240	$ 14,653,886
Walgreens Boots Alliance, Inc.	84,688	5,283,684
		$ 19,937,570
Metals & Mining – 0.2%
Rio Tinto PLC	118,751	$ 6,693,333
Natural Gas - Distribution – 0.2%
ENGIE (l)	520,534	$ 8,236,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.2%
Cisco Systems, Inc.	211,285	$ 9,023,982
Other Banks & Diversified Financials – 0.3%
Agricultural Bank of China	4,589,000	$ 2,357,710
Barclays Africa Group Ltd.	323,425	4,107,726
DBS Group Holdings Ltd.	143,500	3,026,884
		$ 9,492,320
Pharmaceuticals – 2.1%
Bayer AG	114,918	$ 13,684,370
Eli Lilly & Co.	185,593	15,782,829
Novartis AG	316,814	23,452,465
Pfizer, Inc.	302,600	10,872,418
Roche Holding AG	67,353	14,422,535
		$ 78,214,617
Real Estate – 22.6%
Alexandria Real Estate Equities, Inc., REIT	340,128	$ 42,488,790
American Homes 4 Rent, “A”, REIT	1,363,371	27,158,350
AvalonBay Communities, Inc., REIT	242,307	40,111,501
Boardwalk, REIT	617,925	22,632,468
Boston Properties, Inc., REIT	175,778	21,404,487
Brixmor Property Group Inc., REIT	2,635,589	41,853,153
CK Asset Holdings Ltd.	1,133,000	9,461,891
Equity Lifestyle Properties, Inc., REIT	414,370	37,666,233
Gramercy Property Trust, REIT	1,039,600	28,661,772
Industrial Logistics Properties Trust, REIT	197,848	4,210,205
Life Storage, Inc., REIT	397,028	36,733,031
Medical Properties Trust, Inc., REIT	3,394,976	46,069,824
Mid-America Apartment Communities, Inc., REIT	421,330	39,419,635
Public Storage, Inc., REIT	320,044	67,798,121
Ramco-Gershenson Properties Trust, REIT	2,069,584	25,455,883
Rexford Industrial Realty, Inc., REIT	481,356	15,052,002
Simon Property Group, Inc., REIT	515,286	82,559,123
STAG Industrial, Inc., REIT	1,213,327	32,323,031
Starwood Property Trust, Inc., REIT	1,280,291	27,795,118
Store Capital Corp., REIT	1,232,176	33,022,317
Sun Communities, Inc., REIT	443,661	42,893,146
TAG Immobilien AG	71,220	1,501,173
Urban Edge Properties, REIT	1,475,903	32,277,999
Washington Prime Group, Inc., REIT	3,685,012	26,790,037
Welltower, Inc., REIT	796,079	45,893,954
		$ 831,233,244
Restaurants – 0.1%
Greggs PLC	193,060	$ 2,710,164
Specialty Chemicals – 0.3%
PTT Global Chemical PLC	4,175,600	$ 11,649,650
Specialty Stores – 0.2%
Gap, Inc.	276,424	$ 7,734,344
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT	99,662	$ 13,790,231
KDDI Corp.	183,100	4,942,880
SK Telecom Co. Ltd.	16,052	3,302,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – continued
Vodafone Group PLC	6,735,305	$ 17,174,752
		$ 39,210,532
Tobacco – 1.2%
Altria Group, Inc.	213,317	$ 11,890,290
Japan Tobacco, Inc.	518,200	13,966,631
Philip Morris International, Inc.	253,175	20,137,539
		$ 45,994,460
Utilities - Electric Power – 1.2%
American Electric Power Co., Inc.	113,641	$ 7,721,906
Exelon Corp.	398,181	16,480,711
SSE PLC	857,928	15,596,154
Xcel Energy, Inc.	111,284	5,065,648
		$ 44,864,419
Total Common Stocks		$1,528,598,410
Bonds – 39.0%
Agency - Other – 0.0%
Financing Corp., 10.35%, 8/03/2018	$715,000	$ 725,939
Asset-Backed & Securitized – 1.3%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.508% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$3,316,000	$ 3,314,392
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.502% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	3,358,000	3,358,003
Cent CLO LP, 2014-21A, “A1”, FLR, 3.576% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	3,552,111	3,553,704
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,790,835
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,544,521
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,836,350
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	2,283,378	2,251,784
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	58,647
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 3.508% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)	1,985,592	1,985,036
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (z)	2,267,245	2,267,245
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 2.519% (LIBOR-1mo. + 0.6%), 8/15/2020	691,000	691,633
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,736,354
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,886,413
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	2,261,785	2,259,473
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.855% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,388,472
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	695,625
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.548% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,026,160
TICP CLO Ltd., FLR, 3.199% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	3,317,451	3,315,626
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,484,820
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,517,027
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,230,073
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,500,496
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.523% (LIBOR-3mo. + 1.16%), 11/07/2025 (n)	1,785,318	1,786,297
		$ 47,478,986
Automotive – 0.0%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$ 748,045
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	181,618
		$ 929,663
Building – 0.1%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	$4,284,000	$ 4,053,735

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.1%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$ 1,028,673
Tencent Holdings Ltd., 3.595%, 1/19/2028 (n)	1,776,000	1,702,967
		$ 2,731,640
Cable TV – 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$4,248,000	$ 4,332,535
Chemicals – 0.1%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$680,000	$ 693,600
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,855,000	1,892,100
Sherwin Williams Co., 2.75%, 6/01/2022	1,564,000	1,523,566
		$ 4,109,266
Computer Software – 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$ 468,876
Computer Software - Systems – 0.0%
Apple, Inc., 3.25%, 2/23/2026	$1,404,000	$ 1,382,586
Conglomerates – 0.1%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$5,300,000	$ 4,955,500
Construction – 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2018 (a)(d)(n)	$1,409,000	$ 221,918
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)	2,102,000	336,320
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	3,072,000	491,520
		$ 1,049,758
Consumer Products – 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019	$1,424,000	$ 1,485,374
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	998,000	989,334
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,734,000	1,644,839
		$ 4,119,547
Consumer Services – 0.1%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027	$5,224,000	$ 4,960,438
Containers – 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)	$2,724,000	$ 2,628,660
Emerging Market Quasi-Sovereign – 3.8%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)	$802,000	$ 752,084
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)	3,245,000	3,031,563
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	281,000	288,025
Autoridad del Canal de Panama, 4.95%, 7/29/2035	1,220,000	1,250,500
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR to 8/11/2026 (n)	2,508,000	2,410,840
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)	357,000	375,778
Empresa Nacional del Petroleo, 4.75%, 12/06/2021	1,721,000	1,752,356
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	2,469,000	2,446,816
Equate Petrochemical B.V., 4.25%, 11/03/2026	1,500,000	1,441,104
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	316,000	290,050
Export-Import Bank of India, 3.875%, 2/01/2028 (n)	12,059,000	11,319,470
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	4,863,000	5,020,668
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)	6,560,000	6,403,216
KazMunayGas National Co., 4.75%, 4/19/2027 (n)	4,085,000	4,035,686
KazMunayGas National Co., 5.375%, 4/24/2030 (n)	6,669,000	6,662,331
KazMunayGas National Co., 6.375%, 10/24/2048 (n)	2,093,000	2,132,667
KazTransGas JSC, 4.375%, 9/26/2027 (n)	7,654,000	7,156,490

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$4,620,000	$ 4,639,681
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,527,991
NTPC Ltd., 7.375%, 8/10/2021	INR	120,000,000	1,733,783
NTPC Ltd., 7.25%, 5/03/2022		90,000,000	1,305,138
NTPC Ltd., 4.375%, 11/26/2024		$5,157,000	5,146,134
OCP S.A., 6.875%, 4/25/2044		2,448,000	2,632,261
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		2,898,000	2,781,506
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		2,519,000	2,708,605
Petroamazonas, 4.625%, 11/06/2020 (n)		302,000	277,840
Petrobras Global Finance B.V., 7.375%, 1/17/2027		7,607,000	7,719,964
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		4,153,000	3,845,678
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		4,117,000	3,916,338
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		379,000	369,525
Petroleos del Peru S.A., 5.625%, 6/19/2047		1,515,000	1,477,125
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)		8,758,000	9,012,566
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048 (z)		1,317,000	1,367,808
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		2,765,000	2,672,312
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)		652,000	628,222
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		8,595,000	9,325,575
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		3,774,000	3,630,399
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		9,526,000	9,163,536
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	3,885,411
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,926,000	3,111,947
			$ 140,648,989
Emerging Market Sovereign – 8.8%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$2,754,000	$ 2,781,738
Arab Republic of Egypt, 6.125%, 1/31/2022		8,324,000	8,407,839
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		3,045,000	3,006,724
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	1,953,030
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	1,983,201
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		4,360,000	4,254,889
Dominican Republic, 5.5%, 1/27/2025 (n)		1,211,000	1,205,236
Dominican Republic, 6.875%, 1/29/2026		5,450,000	5,780,324
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,072,285
Dominican Republic, 8.625%, 4/20/2027		5,665,000	6,486,425
Dominican Republic, 6.5%, 2/15/2048 (n)		2,660,000	2,551,366
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		443,000	412,903
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)		590,000	544,275
Federal Republic of Ethiopia, 6.625%, 12/11/2024		3,885,000	3,815,070
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		5,141,000	5,072,111
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		1,113,000	1,114,603
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		1,425,000	1,426,525
Government of Jamaica, 7.875%, 7/28/2045		432,000	486,540
Government of Ukraine, 7.75%, 9/01/2022		4,009,000	4,090,703
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,602,080
Government of Ukraine, 7.75%, 9/01/2024		2,000,000	2,001,600
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,564,349
Government of Ukraine, 7.75%, 9/01/2025		5,470,000	5,394,995
Government of Ukraine, 7.375%, 9/25/2032 (n)		8,561,000	7,906,837
Ivory Coast, 5.75%, 12/31/2032		5,383,665	5,060,645
Kingdom of Saudi Arabia, 4.5%, 4/17/2030 (n)		1,537,000	1,526,241
Kingdom of Thailand, 3.875%, 6/13/2019	THB	147,720,000	4,719,809
Oriental Republic of Uruguay, 4.125%, 11/20/2045		$1,312,000	1,180,800
Oriental Republic of Uruguay, 4.975%, 4/20/2055		3,778,000	3,636,325
Republic of Angola, 8.25%, 5/09/2028 (z)		6,528,000	6,738,593
Republic of Argentina, 6.875%, 4/22/2021		4,987,000	5,036,870
Republic of Argentina, 4.625%, 1/11/2023		7,576,000	6,871,432
Republic of Argentina, 7.5%, 4/22/2026		2,928,000	2,879,717

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Argentina, 6.875%, 1/26/2027		$4,875,000	$ 4,592,250
Republic of Argentina, 5.875%, 1/11/2028		8,660,000	7,555,850
Republic of Argentina, 2.5%, 12/31/2038		3,066,000	1,856,494
Republic of Argentina, 7.625%, 4/22/2046		3,061,000	2,701,332
Republic of Belarus, 7.625%, 6/29/2027 (n)		2,102,000	2,251,158
Republic of Chile, 3.86%, 6/21/2047		424,000	401,740
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	2,863,438
Republic of Colombia, 5%, 6/15/2045		7,890,000	7,613,850
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	2,833,463
Republic of Cote d'Ivoire, 6.125%, 6/15/2033 (n)		$4,200,000	3,868,200
Republic of Ecuador, 7.95%, 6/20/2024		5,425,000	5,113,062
Republic of Ecuador, 9.625%, 6/02/2027		1,300,000	1,277,510
Republic of Ecuador, 7.875%, 1/23/2028 (n)		2,501,000	2,200,880
Republic of El Salvador, 7.65%, 6/15/2035		8,602,000	8,519,077
Republic of El Salvador, 7.625%, 2/01/2041		4,133,000	4,070,013
Republic of Guatemala, 4.5%, 5/03/2026		1,785,000	1,719,473
Republic of Hungary, 5.375%, 3/25/2024		10,236,000	10,939,725
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,035,673
Republic of Indonesia, 4.35%, 1/08/2027		7,986,000	7,962,801
Republic of Indonesia, 3.5%, 1/11/2028		870,000	813,614
Republic of Indonesia, 4.1%, 4/24/2028		1,749,000	1,720,631
Republic of Indonesia, 6.75%, 1/15/2044 (n)		1,060,000	1,295,122
Republic of Kenya, 6.875%, 6/24/2024		3,222,000	3,260,084
Republic of Kenya, 7.25%, 2/28/2028 (n)		3,480,000	3,496,008
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	1,961,880
Republic of Panama, 3.875%, 3/17/2028		2,654,000	2,607,555
Republic of Panama, 4.5%, 4/16/2050		1,283,000	1,241,303
Republic of Paraguay, 6.1%, 8/11/2044		3,090,000	3,221,325
Republic of Paraguay, 5.6%, 3/13/2048 (n)		1,194,000	1,182,060
Republic of Senegal, 4.75%, 3/13/2028 (n)	EUR	1,883,000	2,138,495
Republic of South Africa, 4.875%, 4/14/2026		$5,118,000	4,983,652
Republic of South Africa, 10.5%, 12/21/2026	ZAR	38,876,000	3,404,475
Republic of South Africa, 4.85%, 9/27/2027		$3,468,000	3,333,920
Republic of South Africa, 5.875%, 6/22/2030		4,330,000	4,427,425
Republic of South Africa, 7%, 2/28/2031	ZAR	94,166,000	6,256,528
Republic of South Africa, 5.65%, 9/27/2047		$877,000	836,220
Republic of South Africa, 5.65%, 9/27/2047		3,656,000	3,485,996
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		2,553,000	2,512,972
Republic of Sri Lanka, 6.125%, 6/03/2025		7,062,000	6,822,386
Republic of Sri Lanka, 6.85%, 11/03/2025		4,040,000	4,045,943
Republic of Sri Lanka, 6.825%, 7/18/2026		6,686,000	6,646,406
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,229,992
Republic of Turkey, 5.75%, 3/22/2024		3,383,000	3,314,054
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	2,080,405
Republic of Turkey, 4.875%, 10/09/2026		3,189,000	2,860,916
Republic of Turkey, 6%, 3/25/2027		8,245,000	7,904,481
Republic of Turkey, 5.125%, 2/17/2028		2,158,000	1,932,360
Republic of Turkey, 6.125%, 10/24/2028		3,990,000	3,786,143
Republic of Turkey, 6.875%, 3/17/2036		1,403,000	1,357,299
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,438,880
Russian Federation, 4.25%, 6/23/2027		1,600,000	1,549,162
Russian Federation, 4.375%, 3/21/2029 (n)		7,800,000	7,546,500
Russian Federation, 5.25%, 6/23/2047 (n)		800,000	759,494
Russian Federation, 5.25%, 6/23/2047		4,800,000	4,556,966
State of Qatar, 5.103%, 4/23/2048 (n)		3,383,000	3,363,439
United Mexican States, 6.5%, 6/09/2022	MXN	62,920,000	3,013,020
United Mexican States, 3.75%, 1/11/2028		$2,895,000	2,716,957
			$ 324,046,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.1%
Afren PLC, 11.5%, 2/01/2019 (a)(d)(z)	$200,000	$ 500
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (z)	1,986,000	1,986,000
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	1,997,191
		$ 3,983,691
Energy - Integrated – 0.0%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	$901,000	$ 846,940
Food & Beverages – 0.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$3,037,000	$ 3,008,671
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	800,000	802,000
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,145,000	1,222,287
Corporacion Lindley S.A., 6.75%, 11/23/2021	1,010,000	1,078,175
MHP Lux S.A., 6.95%, 4/03/2026 (n)	3,200,000	3,096,640
		$ 9,207,773
Industrial – 0.0%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)	$1,412,000	$ 1,315,891
Local Authorities – 0.3%
Buenos Aires Province, 7.5%, 6/01/2027 (n)	$1,989,000	$ 1,924,358
Province of Santa Fe, 6.9%, 11/01/2027	2,012,000	1,830,920
Provincia de Cordoba, 7.125%, 6/10/2021	7,306,000	7,179,606
		$ 10,934,884
Major Banks – 0.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$2,175,000	$ 2,146,774
JPMorgan Chase & Co., 2.295%, 8/15/2021	2,380,000	2,313,060
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	3,623,000	3,585,425
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	829,000	816,963
		$ 8,862,222
Metals & Mining – 0.4%
First Quantum Minerals Ltd., 7.25%, 5/15/2022	$7,402,000	$ 7,448,262
First Quantum Minerals Ltd., 6.5%, 3/01/2024 (n)	1,964,000	1,865,800
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	682,000	676,544
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022	2,699,000	2,677,408
		$ 12,668,014
Mortgage-Backed – 11.6%
Fannie Mae, 5.286%, 6/01/2018	$7,451	$ 7,437
Fannie Mae, 5%, 9/01/2018 - 3/01/2042	7,833,081	8,404,735
Fannie Mae, 2.578%, 9/25/2018	138,476	138,171
Fannie Mae, 5.51%, 3/01/2019	104,816	105,546
Fannie Mae, 4.5%, 6/01/2019 - 8/01/2046	30,311,111	31,940,226
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040	6,029,479	6,565,055
Fannie Mae, 4.783%, 8/01/2019	60,029	61,335
Fannie Mae, 4.83%, 8/01/2019	34,637	35,445
Fannie Mae, 5.05%, 8/01/2019	21,858	22,321
Fannie Mae, 4.6%, 9/01/2019	118,842	121,333
Fannie Mae, 4.67%, 9/01/2019	26,657	27,274
Fannie Mae, 4.45%, 10/01/2019	82,250	84,019
Fannie Mae, 4.14%, 8/01/2020	38,671	39,612
Fannie Mae, 5.19%, 9/01/2020	86,014	88,173
Fannie Mae, 3.416%, 10/01/2020	598,014	602,202
Fannie Mae, 4.58%, 1/01/2021	595,082	610,682
Fannie Mae, 3.99%, 7/01/2021	667,962	686,719
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	406,008	447,940
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,252,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.41%, 5/01/2023	$229,093	$ 222,705
Fannie Mae, 2.55%, 5/01/2023	197,679	193,374
Fannie Mae, 2.62%, 5/01/2023	271,754	266,664
Fannie Mae, 3.65%, 9/01/2023	798,416	816,754
Fannie Mae, 3.78%, 10/01/2023	468,221	480,465
Fannie Mae, 3.92%, 10/01/2023	987,000	1,021,505
Fannie Mae, 2.7%, 7/01/2025	680,000	660,346
Fannie Mae, 3.59%, 9/01/2026	368,036	376,376
Fannie Mae, 2.683%, 12/25/2026	3,827,000	3,625,725
Fannie Mae, 3.042%, 3/25/2028	2,027,000	1,983,038
Fannie Mae, 4.01%, 1/01/2029	701,949	739,738
Fannie Mae, 4.96%, 6/01/2030	1,151,792	1,255,840
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	19,760,708	19,419,569
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	103,865	115,552
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	68,164,776	70,084,532
Fannie Mae, 3.5%, 1/01/2042 - 8/01/2047	76,646,522	76,713,939
Fannie Mae, 2%, 5/25/2044	1,359,223	1,300,717
Fannie Mae, TBA, 4.5%, 8/01/2048	15,210,000	15,831,471
Freddie Mac, 5%, 7/01/2018 - 6/01/2040	190,568	200,036
Freddie Mac, 2.412%, 8/25/2018	1,871,302	1,868,079
Freddie Mac, 2.303%, 9/25/2018	1,342,880	1,340,125
Freddie Mac, 2.323%, 10/25/2018	2,879,644	2,874,391
Freddie Mac, 1.72%, 1/25/2019	122,778	122,297
Freddie Mac, 2.13%, 1/25/2019	1,633,662	1,627,507
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,393,350
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,185,351
Freddie Mac, 1.883%, 5/25/2019	996,094	990,146
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,103,732
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,508,059
Freddie Mac, 4.251%, 1/25/2020	400,000	408,498
Freddie Mac, 4.224%, 3/25/2020	317,864	325,062
Freddie Mac, 3.808%, 8/25/2020	806,000	822,256
Freddie Mac, 3.034%, 10/25/2020	505,000	506,346
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,432,743
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	488,663	544,349
Freddie Mac, 2.791%, 1/25/2022	2,010,000	1,998,724
Freddie Mac, 2.455%, 3/25/2022	1,631,294	1,610,255
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,284,379
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,683,251
Freddie Mac, 2.637%, 1/25/2023	1,000,000	986,833
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,296,263
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,720,778
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,285,940	4,318,041
Freddie Mac, 3.06%, 7/25/2023	886,000	888,801
Freddie Mac, 2.454%, 8/25/2023	7,333,000	7,145,695
Freddie Mac, 3.458%, 8/25/2023	675,000	689,340
Freddie Mac, 0.882%, 4/25/2024 (i)	21,393,656	912,844
Freddie Mac, 0.618%, 7/25/2024 (i)	25,057,170	789,539
Freddie Mac, 3.303%, 7/25/2024	5,037,000	5,104,082
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,624,917
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	2,905,427	3,063,235
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,492,939
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,086,149
Freddie Mac, 3.023%, 1/25/2025	1,000,000	993,524
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,230,570
Freddie Mac, 3.284%, 6/25/2025	5,000,000	5,039,548
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,855,737	2,936,012
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,758,741
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,160,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.673%, 3/25/2026	$2,368,000	$ 2,278,309
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,200,031
Freddie Mac, 3.243%, 4/25/2027	3,546,000	3,528,278
Freddie Mac, 3.117%, 6/25/2027	2,090,000	2,051,054
Freddie Mac, 0.579%, 7/25/2027 (i)	45,829,835	2,086,156
Freddie Mac, 3.194%, 7/25/2027	3,516,000	3,467,063
Freddie Mac, 0.437%, 8/25/2027 (i)	35,228,393	1,219,241
Freddie Mac, 3.187%, 9/25/2027	2,414,000	2,375,982
Freddie Mac, 3.286%, 11/25/2027	3,301,000	3,271,351
Freddie Mac, 3.444%, 12/25/2027	1,076,000	1,079,900
Freddie Mac, 0.291%, 1/25/2028 (i)	64,270,000	1,709,126
Freddie Mac, 0.303%, 1/25/2028 (i)	26,480,374	726,357
Freddie Mac, 0.134%, 2/25/2028 (i)	79,216,800	1,135,929
Freddie Mac, 0.263%, 4/25/2028 (i)	50,818,374	681,032
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	850,752	924,562
Freddie Mac, 6.5%, 5/01/2037	17,248	19,413
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	26,513,136	26,551,864
Freddie Mac, 3%, 4/01/2043 - 3/01/2047	27,505,969	26,789,810
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	340,479	370,242
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	5,592,801	5,891,308
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	267,179	276,227
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	9,616,783	9,739,391
Ginnie Mae, 6.158%, 4/20/2058	3,348	3,552
Ginnie Mae, 0.658%, 2/16/2059 (i)	3,241,644	201,430
		$ 426,993,185
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$6,363,000	$ 5,361,400
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,415,059
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	3,523,964
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	74,587
		$ 10,375,010
Natural Gas - Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$ 4,672,884
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)	4,200,000	3,685,500
		$ 8,358,384
Natural Gas - Pipeline – 0.1%
Peru LNG, 5.375%, 3/22/2030 (n)	$3,644,000	$ 3,596,628
Network & Telecom – 0.3%
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	$5,020,000	$ 4,800,349
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,509,177
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	3,800,000	3,649,674
		$ 11,959,200
Oil Services – 0.0%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)	$1,288,000	$ 1,313,760
Other Banks & Diversified Financials – 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,152,000	$ 1,125,499
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,557,543
Kazkommertsbank JSC, 5.5%, 12/21/2022	8,000,000	7,960,000
		$ 10,643,042
Restaurants – 0.0%
McDonald's Corp., 2.75%, 12/09/2020	$453,000	$ 452,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.0%
Evrotorg LLC, 8.75%, 10/30/2022 (n)	$1,028,000	$ 1,038,329
Supranational – 0.0%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$ 610,799
Telecommunications - Wireless – 0.0%
Digicel Group Ltd., 6.75%, 3/01/2023	$940,000	$ 814,863
Tobacco – 0.1%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,508,000	$ 1,454,889
Transportation – 0.1%
Adani Ports and Special Economic Zone Ltd., 4%, 7/30/2027 (n)	$5,300,000	$ 4,851,959
Transportation - Services – 0.2%
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	$2,508,000	$ 2,594,526
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)	1,231,000	1,160,217
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)	632,000	653,804
Topaz Marine S.A, 9.125%, 7/26/2022	1,340,000	1,363,220
		$ 5,771,767
U.S. Government Agencies and Equivalents – 1.2%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$ 721,258
AID-Ukraine, 1.844%, 5/16/2019	3,674,000	3,654,759
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,701,980
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,708,950
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,408,215
Freddie Mac, 1.5%, 10/21/2019	9,000,000	8,895,501
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	982,018
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,104,475
Private Export Funding Corp., 1.875%, 7/15/2018	850,000	849,572
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	416,817
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	1,980,154
Small Business Administration, 6.34%, 5/01/2021	13,654	14,019
Small Business Administration, 6.07%, 3/01/2022	16,109	16,626
Small Business Administration, 5.16%, 2/01/2028	71,178	74,430
Small Business Administration, 2.21%, 2/01/2033	260,203	253,316
Small Business Administration, 2.22%, 3/01/2033	477,705	465,763
Small Business Administration, 3.15%, 7/01/2033	542,536	547,947
Small Business Administration, 3.16%, 8/01/2033	616,792	623,520
Small Business Administration, 3.62%, 9/01/2033	527,419	539,770
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	862,148
		$ 42,821,238
U.S. Treasury Obligations – 7.6%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$ 136,529
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,622,396
U.S. Treasury Bonds, 4.5%, 2/15/2036	3,629,000	4,448,077
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,647,413
U.S. Treasury Bonds, 4.5%, 8/15/2039	401,000	500,827
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	9,383,481
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	17,074,180
U.S. Treasury Bonds, 2.5%, 2/15/2045	33,851,000	30,859,947
U.S. Treasury Bonds, 2.875%, 11/15/2046	11,064,000	10,827,593
U.S. Treasury Notes, 2.75%, 2/15/2019	26,949,000	27,049,006
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	18,038,000	17,910,466
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,105,045
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	21,783,088

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 5/15/2021	$3,748,000	$ 3,810,662
U.S. Treasury Notes, 1.75%, 11/30/2021	75,932,000	73,805,311
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,820,349
U.S. Treasury Notes, 2.5%, 8/15/2023	20,725,000	20,538,799
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,870,649
U.S. Treasury Notes, 2.5%, 5/15/2024	12,602,000	12,441,029
U.S. Treasury Notes, 2.25%, 8/15/2027	5,450,000	5,192,402
		$ 278,827,249
Utilities - Electric Power – 0.8%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	$3,114,000	$ 2,943,041
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,278,668
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	1,985,693
Energuate Trust, 5.875%, 5/03/2027 (n)	762,000	728,853
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,264,610
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,798,709
Genneia S.A., 8.75%, 1/20/2022 (n)	1,250,000	1,262,275
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	7,661,000	7,120,899
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,532,160
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,581,669
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,550,536
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	800,534
		$ 28,847,647
Utilities - Gas – 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)	$3,039,000	$ 2,917,440
Total Bonds		$1,438,089,355
Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
NextEra Energy, Inc., 6.123%	34,435	$ 2,526,496
NextEra Energy, Inc., 6.371%	27,684	1,566,914
		$ 4,093,410
Investment Companies (h) – 19.9%
Mutual Funds – 18.0%
MFS High Yield Pooled Portfolio (v)	73,430,042	$ 661,604,675
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 1.82% (v)	70,172,140	$ 70,165,123
Total Investment Companies		$ 731,769,798
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund, 1.64% (j)	13,061,226	$ 13,061,226
Other Assets, Less Liabilities – (0.9)%		(32,336,952)
Net Assets – 100.0%		$3,683,275,247
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $731,769,798 and $2,983,842,401, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $282,759,735, representing 7.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2019	11/20/15	$194,048	$500
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031	5/09/18	2,267,245	2,267,245
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028	5/24/18	1,970,807	1,986,000
PT Perusahaan Listrik Negara, 6.15%, 5/21/2048	5/15/18	1,308,087	1,367,808
Republic of Angola, 8.25%, 5/09/2028	5/02/18	6,641,372	6,738,593
Total Restricted Securities			$12,360,146
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 5/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
IDR	45,162,752,000	USD	3,177,566	JPMorgan Chase Bank N.A.	7/18/2018	$55,274
TRY	1,766,000	USD	383,000	Barclays Bank PLC	6/06/2018	6,760
TRY	11,773,000	USD	2,552,177	BNP Paribas S.A.	6/06/2018	46,154
TRY	9,226,000	USD	1,999,802	JPMorgan Chase Bank N.A.	6/06/2018	36,398
USD	5,104,606	EUR	4,315,000	JPMorgan Chase Bank N.A.	7/27/2018	38,557
USD	3,287,770	INR	221,885,000	Barclays Bank PLC	6/11/2018	2,288
USD	3,125,567	MXN	62,414,000	Goldman Sachs International	7/27/2018	26,006
USD	4,206,349	ZAR	49,989,099	JPMorgan Chase Bank N.A.	6/08/2018	281,554
						$ 492,991

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
COP	18,401,794,000	USD	6,504,699	Barclays Bank PLC	6/12/2018	$(140,513)
INR	117,406,000	USD	1,739,735	JPMorgan Chase Bank N.A.	6/11/2018	(1,288)
TRY	13,017,000	USD	2,815,287	Goldman Sachs International	7/27/2018	(849)
ZAR	50,425,000	USD	4,243,029	JPMorgan Chase Bank N.A.	6/08/2018	(284,009)
						$(426,659)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	70	$8,430,625	September – 2018	$840
U.S. Treasury Note 5 yr	Long	USD	38	4,327,844	September – 2018	153
						$993
At May 31, 2018, the fund had liquid securities with an aggregate value of $89,364 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,130,242,568	$—	$—	$1,130,242,568
Canada	64,913,110	—	—	64,913,110
Switzerland	59,511,944	—	—	59,511,944
United Kingdom	52,642,028	—	—	52,642,028
France	51,584,087	—	—	51,584,087
Japan	—	31,862,950	—	31,862,950
Taiwan	23,607,426	—	—	23,607,426
China	5,977,030	17,614,178	—	23,591,208
Hong Kong	9,461,891	6,696,086	—	16,157,977
Other Countries	48,092,923	30,485,598	—	78,578,521
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	322,374,427	—	322,374,427
Non-U.S. Sovereign Debt	—	465,305,925	—	465,305,925
Municipal Bonds	—	10,375,010	—	10,375,010
U.S. Corporate Bonds	—	14,862,414	—	14,862,414
Residential Mortgage-Backed Securities	—	426,993,185	—	426,993,185
Commercial Mortgage-Backed Securities	—	20,532,945	—	20,532,945
Asset-Backed Securities (including CDOs)	—	26,946,041	—	26,946,041
Foreign Bonds	—	150,699,409	—	150,699,409
Mutual Funds	744,831,024	—	—	744,831,024
Total	$2,190,864,031	$1,524,748,168	$—	$3,715,612,199
Other Financial Instruments
Futures Contracts - Assets	$993	$—	$—	$993
Forward Foreign Currency Exchange Contracts - Assets	—	492,991	—	492,991
Forward Foreign Currency Exchange Contracts - Liabilities	—	(426,659)	—	(426,659)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
Of the level 1 investments presented above, equity investments amounting to $215,812,893 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	91,720,629	1,173,768	(19,464,355)	73,430,042
MFS Institutional Money Market Portfolio	31,460,646	223,942,200	(185,230,706)	70,172,140
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(7,869,817)	$(6,396,123)	$—	$10,398,544	$661,604,675
MFS Institutional Money Market Portfolio	(1,618)	3,050	—	239,405	70,165,123
	$(7,871,435)	$(6,393,073)	$—	$10,637,949	$731,769,798

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2018, are as follows:
United States	69.3%
Canada	2.6%
United Kingdom	1.8%
Switzerland	1.7%
France	1.5%
China	1.3%
Argentina	1.2%
Kazakhstan	1.0%
South Africa	1.0%
Other Countries	18.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
May 31, 2018
MFS®  Government Securities Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Agency - Other – 0.8%
Financing Corp., 10.35%, 8/03/2018	$15,165,000	$ 15,397,009
Asset-Backed & Securitized – 5.5%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.508% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$7,682,000	$ 7,678,274
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.502% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	7,779,000	7,779,008
Cent CLO LP, 2014-21A, “A1”, FLR, 3.576% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	8,305,747	8,309,473
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	979,240
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,020,085
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	4,932,852
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,167,117
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,407,030
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,277,810
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,324,901
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 3.508% (LIBOR-3mo. + 1.16%), 10/15/2026 (n)	5,381,831	5,380,325
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (z)	6,145,237	6,145,237
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 2.519% (LIBOR-1mo. + 0.6%), 8/15/2020	2,875,000	2,877,632
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	5,904,596
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,404,246
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.855% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,706,085
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,638,624
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.548% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,840,520
TICP CLO Ltd., FLR, 3.199% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	8,140,500	8,136,023
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	3,494,000	3,447,150
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,532,002
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,128,513
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.523% (LIBOR-3mo. + 1.16%), 11/07/2025 (n)	4,519,629	4,522,105
		$ 111,538,848
Automotive – 0.2%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$ 2,611,157
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	652,628
		$ 3,263,785
Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$ 3,958,241
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$5,063,000	$ 4,932,106
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$ 1,615,455
Computer Software - Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$ 5,315,667
Consumer Products – 0.4%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$3,719,000	$ 3,686,705
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,386,000	4,160,476
		$ 7,847,181
Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$7,275,000	$ 7,207,139
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Local Authorities – 1.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$14,792,000	$ 12,463,591
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,835,862
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	6,409,969
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,418,580
		$ 26,128,002
Major Banks – 1.0%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$3,275,000	$ 3,232,498
JPMorgan Chase & Co., 2.295%, 8/15/2021	5,700,000	5,539,682
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	8,728,000	8,637,480
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,120,000	2,089,218
		$ 19,498,878
Mortgage-Backed – 47.7%
Fannie Mae, 2.578%, 9/25/2018	$890,549	$ 888,593
Fannie Mae, 5.6%, 1/01/2019	785,808	796,093
Fannie Mae, 5.47%, 2/01/2019	346,487	348,313
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	20,761,259	22,218,891
Fannie Mae, 5.28%, 4/01/2019	603,539	613,754
Fannie Mae, 4.84%, 5/01/2019	593,839	604,739
Fannie Mae, 5.5%, 5/01/2019 - 12/01/2038	19,820,451	21,537,620
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	66,957,796	70,579,781
Fannie Mae, 4.783%, 8/01/2019	2,774,714	2,835,054
Fannie Mae, 4.83%, 8/01/2019	961,168	983,604
Fannie Mae, 5.05%, 8/01/2019	658,355	672,315
Fannie Mae, 4.67%, 9/01/2019	1,123,405	1,149,404
Fannie Mae, 4.94%, 9/01/2019	381,638	389,790
Fannie Mae, 4.14%, 8/01/2020	1,298,174	1,329,767
Fannie Mae, 5.19%, 9/01/2020	1,552,878	1,591,854
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	5,304,199	5,867,792
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,572,036
Fannie Mae, 2.41%, 5/01/2023	1,481,835	1,440,513
Fannie Mae, 2.55%, 5/01/2023	1,276,752	1,248,948
Fannie Mae, 2.59%, 5/01/2023	810,622	794,326
Fannie Mae, 3.78%, 10/01/2023	898,048	921,531
Fannie Mae, 3.59%, 9/01/2026	1,030,311	1,053,658
Fannie Mae, 2.28%, 11/01/2026	926,044	867,097
Fannie Mae, 2.683%, 12/25/2026	10,346,000	9,801,870
Fannie Mae, 3.042%, 3/25/2028	4,554,000	4,455,233
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	51,522,206	50,632,760
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	2,178,186	2,428,305
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	145,149,902	149,372,657
Fannie Mae, 3.5%, 1/01/2042 - 4/01/2047	122,318,124	122,472,849
Fannie Mae, 2%, 5/25/2044	3,162,743	3,026,605
Freddie Mac, 2.412%, 8/25/2018	4,599,649	4,591,728
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	7,839,938	8,377,537
Freddie Mac, 2.303%, 9/25/2018	2,161,800	2,157,365
Freddie Mac, 2.323%, 10/25/2018	4,618,825	4,610,399
Freddie Mac, 2.13%, 1/25/2019	9,708,617	9,672,043
Freddie Mac, 5.085%, 3/25/2019	6,865,000	6,945,572
Freddie Mac, 1.883%, 5/25/2019	1,095,704	1,089,160
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	3,988,284	4,386,076
Freddie Mac, 2.456%, 8/25/2019	4,923,000	4,910,703
Freddie Mac, 4.186%, 8/25/2019	2,800,000	2,844,115
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,171,985
Freddie Mac, 2.313%, 3/25/2020	6,891,978	6,845,339
Freddie Mac, 4.224%, 3/25/2020	4,252,563	4,348,868
Freddie Mac, 3.808%, 8/25/2020	2,877,000	2,935,024
Freddie Mac, 3.034%, 10/25/2020	5,417,000	5,431,435
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.856%, 1/25/2021	$4,724,000	$ 4,719,860
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	5,618,706	6,088,900
Freddie Mac, 2.791%, 1/25/2022	6,917,000	6,878,197
Freddie Mac, 2.455%, 3/25/2022	3,874,436	3,824,466
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,696,351
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	10,806,912	11,373,495
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,523,906
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,674,466
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,110,002
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	12,600,288
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,486,990
Freddie Mac, 3.531%, 7/25/2023	240,000	245,994
Freddie Mac, 2.454%, 8/25/2023	4,795,000	4,672,522
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,697,723
Freddie Mac, 0.882%, 4/25/2024	55,234,418	2,356,792
Freddie Mac, 0.618%, 7/25/2024 (i)	60,701,355	1,912,669
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,762,594
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,094,016
Freddie Mac, 2.67%, 12/25/2024	10,788,000	10,525,960
Freddie Mac, 2.811%, 1/25/2025	9,000,000	8,835,454
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,136,791
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	8,629,415	8,878,465
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,626,717
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,297,229
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,506,490
Freddie Mac, 3.224%, 3/25/2027	8,182,000	8,113,621
Freddie Mac, 3.243%, 4/25/2027	7,213,000	7,176,952
Freddie Mac, 3.117%, 6/25/2027	5,518,817	5,415,977
Freddie Mac, 0.579%, 7/25/2027 (i)	106,831,085	4,862,908
Freddie Mac, 3.194%, 7/25/2027	8,176,000	8,062,203
Freddie Mac, 0.437%, 8/25/2027 (i)	85,262,719	2,950,909
Freddie Mac, 3.187%, 9/25/2027	5,616,000	5,527,554
Freddie Mac, 3.286%, 11/25/2027	7,673,000	7,604,082
Freddie Mac, 3.444%, 12/25/2027	2,558,000	2,567,273
Freddie Mac, 0.291%, 1/25/2028 (i)	152,260,000	4,049,035
Freddie Mac, 0.303%, 1/25/2028 (i)	62,636,086	1,718,108
Freddie Mac, 0.134%, 2/25/2028 (i)	177,954,361	2,551,777
Freddie Mac, 0.263%, 4/25/2028 (i)	114,273,009	1,531,407
Freddie Mac, 6.5%, 5/01/2037	375,857	423,040
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	88,866,685	89,084,438
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	55,793,408	54,417,952
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	4,538,382	4,941,742
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	11,276,617	11,917,714
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	2,317,912	2,394,852
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	22,021,366	22,318,901
Ginnie Mae, 6.158%, 4/20/2058	79,305	84,153
Ginnie Mae, 0.658%, 2/16/2059 (i)	8,173,292	507,873
		$ 960,561,909
Other Banks & Diversified Financials – 0.5%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$ 4,195,220
ING Groep N.V., 3.15%, 3/29/2022	5,120,000	5,031,306
		$ 9,226,526
Restaurants – 0.1%
McDonald's Corp., 2.75%, 12/09/2020	$1,587,000	$ 1,584,533
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$ 3,342,064
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$4,264,000	$ 4,113,823
U.S. Government Agencies and Equivalents – 2.8%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$ 4,025,373
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,232,922
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,206,512
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,504,075
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,666,725
Private Export Funding Corp., 1.875%, 7/15/2018	5,330,000	5,327,319
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,672,240
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,059,316
Small Business Administration, 6.35%, 4/01/2021	53,510	55,106
Small Business Administration, 6.34%, 5/01/2021	88,750	91,122
Small Business Administration, 6.44%, 6/01/2021	62,262	64,185
Small Business Administration, 6.625%, 7/01/2021	120,078	123,623
Small Business Administration, 6.07%, 3/01/2022	116,905	120,657
Small Business Administration, 4.98%, 11/01/2023	181,298	188,280
Small Business Administration, 4.89%, 12/01/2023	416,431	429,526
Small Business Administration, 4.77%, 4/01/2024	490,463	504,861
Small Business Administration, 5.52%, 6/01/2024	229,631	238,338
Small Business Administration, 4.99%, 9/01/2024	432,876	448,421
Small Business Administration, 4.86%, 10/01/2024	211,698	217,961
Small Business Administration, 4.86%, 1/01/2025	591,280	609,570
Small Business Administration, 5.11%, 4/01/2025	371,899	384,853
Small Business Administration, 2.21%, 2/01/2033	2,070,681	2,015,875
Small Business Administration, 2.22%, 3/01/2033	3,642,876	3,551,809
Small Business Administration, 3.15%, 7/01/2033	3,397,385	3,431,269
Small Business Administration, 3.16%, 8/01/2033	1,233,584	1,247,041
Small Business Administration, 3.62%, 9/01/2033	1,318,547	1,349,424
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,226,824
		$ 56,993,227
U.S. Treasury Obligations – 35.7%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$ 1,695,166
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,251,702
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,265,835
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,974,010
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,537,676
U.S. Treasury Bonds, 4.5%, 8/15/2039	19,926,300	24,886,859
U.S. Treasury Bonds, 3.125%, 2/15/2043	28,535,600	29,302,494
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	27,046,456
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	89,325,283
U.S. Treasury Bonds, 2.875%, 11/15/2046	16,815,000	16,455,711
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	19,543,858
U.S. Treasury Notes, 1%, 6/30/2019	97,559,000	96,232,807
U.S. Treasury Notes, 1.625%, 6/30/2019	57,876,000	57,466,799
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	32,344,091
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,599,948
U.S. Treasury Notes, 3.125%, 5/15/2021	34,834,000	35,416,381
U.S. Treasury Notes, 1.75%, 5/15/2022	14,023,000	13,566,157
U.S. Treasury Notes, 2.5%, 8/15/2023	136,673,000	135,445,078
U.S. Treasury Notes, 2.75%, 2/15/2024	8,033,000	8,049,003
U.S. Treasury Notes, 2.5%, 5/15/2024	63,269,000	62,460,837
U.S. Treasury Notes, 2%, 11/15/2026	27,914,000	26,183,550
U.S. Treasury Notes, 2.75%, 2/15/2028	23,157,000	22,993,273
		$ 719,042,974
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$ 5,032,721
Total Bonds		$1,966,600,088
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 1.82% (v)	47,509,912	$ 47,505,161
Other Assets, Less Liabilities – (0.1)%		(2,713,140)
Net Assets – 100.0%		$2,011,392,109
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $47,505,161 and $1,966,600,088, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $78,000,145, representing 3.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031	5/09/18	$6,145,237	$6,145,237
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & US Government Agency & Equivalents	$—	$791,433,210	$—	$791,433,210
Non-U.S. Sovereign Debt	—	3,342,064	—	3,342,064
Municipal Bonds	—	26,128,002	—	26,128,002
U.S. Corporate Bonds	—	39,683,184	—	39,683,184
Residential Mortgage-Backed Securities	—	960,561,909	—	960,561,909
Commercial Mortgage-Backed Securities	—	44,759,920	—	44,759,920
Asset-Backed Securities (including CDOs)	—	66,778,928	—	66,778,928
Foreign Bonds	—	33,912,871	—	33,912,871
Mutual Funds	47,505,161	—	—	47,505,161
Total	$47,505,161	$1,966,600,088	$—	$2,014,105,249
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	85,684,720	84,430,579	(122,605,387)	47,509,912
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,419)	$1,996	$—	$194,082	$47,505,161

7

Quarterly Report
May 31, 2018
MFS®  New Discovery
Value Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 2.2%
CACI International, Inc., “A” (a)	97,228	$ 16,203,046
ManTech International Corp., “A”	313,639	16,908,279
		$ 33,111,325
Brokerage & Asset Managers – 2.0%
Apollo Global Management LLC, “A”	291,325	$ 9,124,299
TMX Group Ltd.	317,789	19,928,601
		$ 29,052,900
Business Services – 2.8%
Forrester Research, Inc.	188,865	$ 7,979,546
PRA Group, Inc. (a)	231,042	8,918,221
Travelport Worldwide Ltd.	1,386,849	24,325,332
		$ 41,223,099
Chemicals – 0.5%
Ingevity Corp. (a)	96,677	$ 7,360,987
Computer Software – 1.7%
8x8, Inc. (a)	287,387	$ 5,374,137
Sabre Corp.	803,646	19,697,363
		$ 25,071,500
Computer Software - Systems – 3.9%
EVO Payments, Inc., “A” (a)	483,710	$ 10,390,091
Model N, Inc. (a)	402,010	7,175,879
NICE Systems Ltd., ADR (a)	70,930	7,500,847
Presidio, Inc. (a)	885,459	11,847,441
Verint Systems, Inc. (a)	491,290	20,732,438
		$ 57,646,696
Construction – 3.1%
Armstrong World Industries, Inc. (a)	193,771	$ 11,742,523
GMS, Inc. (a)	261,438	7,830,068
Owens Corning	259,029	16,375,813
Toll Brothers, Inc.	255,346	10,083,614
		$ 46,032,018
Consumer Products – 1.0%
Sensient Technologies Corp.	215,543	$ 14,495,267
Consumer Services – 0.6%
ServiceMaster Global Holdings, Inc. (a)	147,439	$ 8,424,664
Containers – 2.6%
Berry Global Group, Inc. (a)	414,692	$ 20,025,477
Graphic Packaging Holding Co.	1,325,009	19,186,130
		$ 39,211,607
Electrical Equipment – 4.9%
AZZ, Inc.	337,743	$ 14,607,385
HD Supply Holdings, Inc. (a)	463,799	18,890,533
MSC Industrial Direct Co., Inc., “A”	142,183	13,056,665
TriMas Corp. (a)	568,800	16,267,680
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	180,985	$ 10,741,460
		$ 73,563,723
Electronics – 2.3%
Integrated Device Technology, Inc. (a)	185,244	$ 6,157,511
OSI Systems, Inc. (a)	199,036	13,649,889
Plexus Corp. (a)	237,056	13,784,806
		$ 33,592,206
Energy - Independent – 1.0%
Energen Corp. (a)	220,752	$ 14,975,816
Engineering - Construction – 2.2%
Construction Partners, Inc., “A” (a)	608,125	$ 7,388,719
KBR, Inc.	891,037	16,412,901
Team, Inc. (a)(l)	457,067	9,712,674
		$ 33,514,294
Entertainment – 1.8%
IMAX Corp. (a)	423,457	$ 8,850,251
Merlin Entertainment	2,239,794	10,921,366
Parques Reunidos Servicios Centrales S.A.U.	411,929	6,722,659
		$ 26,494,276
Food & Beverages – 2.7%
Cal-Maine Foods, Inc. (a)	351,260	$ 16,878,043
Hostess Brands, Inc. (a)	924,494	12,600,853
TreeHouse Foods, Inc. (a)	229,478	10,994,291
		$ 40,473,187
Insurance – 3.4%
Aspen Insurance Holdings Ltd.	236,827	$ 10,278,292
Everest Re Group Ltd.	50,627	11,405,757
Hanover Insurance Group, Inc.	125,552	15,221,924
Safety Insurance Group, Inc.	80,037	6,883,182
Third Point Reinsurance Ltd. (a)	537,260	7,172,421
		$ 50,961,576
Leisure & Toys – 1.3%
Brunswick Corp.	312,155	$ 19,853,058
Machinery & Tools – 5.8%
Gardner Denver Holdings, Inc. (a)	221,248	$ 7,272,422
Herman Miller, Inc.	433,315	14,191,066
ITT, Inc.	332,017	17,138,718
Kennametal, Inc.	349,680	13,018,586
Regal Beloit Corp.	246,342	19,571,872
Ritchie Bros. Auctioneers, Inc.	435,610	14,845,589
		$ 86,038,253
Medical & Health Technology & Services – 4.8%
Cotiviti Holdings, Inc. (a)	330,555	$ 11,275,231
HMS Holdings Corp. (a)	635,262	13,740,717
LifePoint Health, Inc. (a)	255,952	13,527,063
MEDNAX, Inc. (a)	130,733	5,994,108
Premier, Inc., “A” (a)	814,706	26,575,710
		$ 71,112,829
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.8%
Steris PLC	108,358	$ 11,251,895
Natural Gas - Distribution – 2.4%
New Jersey Resources Corp.	371,763	$ 16,506,277
South Jersey Industries, Inc.	573,129	18,982,033
		$ 35,488,310
Natural Gas - Pipeline – 0.6%
Boardwalk Pipeline Partners LP	782,460	$ 8,286,251
Oil Services – 4.5%
Apergy Corp. (a)	121,738	$ 5,257,864
Forum Energy Technologies, Inc. (a)	471,646	6,673,791
Frank's International N.V.	2,265,317	16,718,040
Liberty Oilfield Services, Inc. (a)(l)	478,032	10,162,960
NOW, Inc. (a)	1,177,994	16,562,596
Patterson-UTI Energy, Inc.	531,809	10,997,810
		$ 66,373,061
Other Banks & Diversified Financials – 19.4%
Air Lease Corp.	219,151	$ 9,732,496
Bank of Hawaii Corp.	141,277	11,998,656
Berkshire Hills Bancorp, Inc.	447,000	17,567,100
Brookline Bancorp, Inc.	805,512	14,660,318
Cathay General Bancorp, Inc.	385,325	16,256,862
Element Fleet Management Corp.	2,324,366	9,734,156
First Hawaiian, Inc.	685,008	20,057,034
First Interstate BancSystem, Inc.	418,402	18,263,247
Glacier Bancorp, Inc.	301,857	11,769,404
Hanmi Financial Corp.	455,440	13,640,428
Lakeland Financial Corp.	342,215	16,696,670
Legacytextas Financial Group, Inc.	343,785	14,435,532
Prosperity Bancshares, Inc.	290,455	21,037,656
Sandy Spring Bancorp, Inc.	364,673	15,152,163
Santander Consumer USA Holdings, Inc.	357,271	6,398,724
TCF Financial Corp.	719,718	18,935,781
Textainer Group Holdings Ltd. (a)	504,255	8,547,122
UMB Financial Corp.	291,826	22,485,193
Wintrust Financial Corp.	232,171	21,385,271
		$ 288,753,813
Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B” (a)	7,812,072	$ 6,619,520
Pollution Control – 1.8%
Advanced Disposal Services, Inc. (a)	478,823	$ 11,194,882
Clean Harbors, Inc. (a)	303,682	16,095,146
		$ 27,290,028
Printing & Publishing – 0.7%
Multi-Color Corp.	154,896	$ 10,749,782
Real Estate – 8.2%
Brixmor Property Group Inc., REIT	713,767	$ 11,334,620
Corporate Office Properties Trust, REIT	412,254	11,501,887
Life Storage, Inc., REIT	223,479	20,676,277
Medical Properties Trust, Inc., REIT	1,559,928	21,168,223
Select Income REIT	1,043,032	22,529,491
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
STAG Industrial, Inc., REIT	820,008	$ 21,845,013
Store Capital Corp., REIT	490,315	13,140,442
		$ 122,195,953
Restaurants – 0.5%
Dave & Buster's, Inc. (a)	179,229	$ 7,463,095
Specialty Chemicals – 2.7%
Ferro Corp. (a)	480,183	$ 9,824,544
Ferroglobe PLC (a)	334,414	3,421,055
RPM International, Inc.	356,410	17,642,295
Univar, Inc. (a)	336,083	9,164,984
		$ 40,052,878
Specialty Stores – 2.6%
Express, Inc. (a)	437,096	$ 3,719,687
Michaels Co., Inc. (a)	605,034	11,108,424
Urban Outfitters, Inc. (a)	274,140	11,387,776
Zumiez, Inc. (a)	541,634	13,134,624
		$ 39,350,511
Utilities - Electric Power – 3.4%
Black Hills Corp.	452,857	$ 26,338,163
Portland General Electric Co.	571,397	24,375,796
		$ 50,713,959
Total Common Stocks		$1,466,798,337
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.82% (v)	17,191,059	$ 17,189,340
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.72% (j)	5,293,145	$ 5,293,145
Other Assets, Less Liabilities – (0.1)%		(1,305,403)
Net Assets – 100.0%		$1,487,975,419
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,189,340 and $1,472,091,482, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,466,798,337	$—	$—	$1,466,798,337
Mutual Funds	22,482,485	—	—	22,482,485
Total	$1,489,280,822	$—	$—	$1,489,280,822
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $10,921,365 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At May 31, 2018, the value of securities loaned was $5,597,634. These loans were collateralized by cash of $5,293,145 and U.S. Treasury Obligations of $558,504.
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Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,271,435	147,418,294	(155,498,670)	17,191,059
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$713	$(490)	$—	$112,609	$17,189,340

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.